Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
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Trade Accounts Receivable, Net

Note 7. Trade Accounts Receivable, Net

	December 31, 2018		December 31, 2017
Trade accounts receivables	Ps.	25,615	Ps.	26,856
The Coca-Cola Company (see Note 14)		1,173		2,054
Loans to employees		108		128
Heineken Group (see Note 14)		768		999
Former shareholders of Vonpar (see Note 14)		—		1,219
Others		2,614		2,435
Allowance for expected credit losses		(2,114)		(1,375)

	Ps.	28,164	Ps.	32,316

7.1 Trade receivables

Trade receivables representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for expected credit losses.

Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company arising from the latter’s participation in advertising and promotional programs and investment in refrigeration equipment and returnable bottles made by Coca-Cola FEMSA.

Because less than 10% of the trade accounts receivables is unrecoverable, the Company does not have customers classified as “high risk”, which would be eligible to have special management conditions for the credit risk.

As of December 31, 2018, the main customers of the Company represent, in aggregate form, the expected loss on 5%.

The allowance is calculated under an expected loss model that recognizes the impairment losses throughout the life of the contract. For this particular case, because the accounts receivable is generally less than one year, the Company defined an impairment estimation model under a simplified approach of expected loss through a parametric model.

The parameters used within the model are:

•	Breach probability;

•	Losses severity;

•	Financing rate;

•	Special recovery rate; and

•	Breach exposure.

Aging of accounts receivable (days current or outstanding)	December 31, 2018		December 31, 2017
Current	Ps.	22,789	Ps.	25,537
0-30 days		4,081		5,009
31-60 days		869		838
61-90 days		598		398
91-120 days		241		383
120+ days		1,700		1,527

Total	Ps.	30,278	Ps.	33,691

7.2 Changes in the allowance for expected credit losses

	2018		2017		2016
Balance at the beginning of the period	Ps.	1,375	Ps.	1,193	Ps.	849
Effect of adoption of IFRS 9		468		—		—

Adjusted balance at the beginning of the period		1,843		1,193		849
Allowance for the period		348		530		467
Additions (write-offs) of uncollectible accounts (1)		(402)		(400)		(418)
Addition from business combinations		1		86		94
Effects of changes in foreign exchange rates		324		(32)		201
Effect of Venezuela deconsolidation		—		(2)		—

Balance at the end of the period	Ps.	2,114	Ps.	1,375	Ps.	1,193

(1)	In 2018, includes the effect of Coca-Cola FEMSA Philippines, Inc. sale for an aggregate amount of $ 82.

In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the customer base being large and disperse.

7.3 Receivable from The Coca-Cola Company

The Coca-Cola Company participates in certain advertising and promotional programs as well as in the Coca-Cola FEMSA’s refrigeration equipment and returnable bottles investment program. Contributions received by Coca-Cola FEMSA for advertising and promotional incentives are recognized as a reduction in selling expenses and contributions received for the refrigeration equipment and returnable bottles investment program are recorded as a reduction in the carrying amount of refrigeration equipment and returnable bottles items. For the years ended December 31, 2018, 2017 and 2016 contributions due were Ps. 3,542, Ps. 3,436 and Ps. 4,518, respectively.